Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (19,158,148)	$ (3,808,172)	$ (104,221,432)	$ (21,055,599)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,722,450	2,379,308	9,818,985	8,230,623
Stock based compensation	5,839,117	47,388	66,475,029	77,020
Gain on extinguishment of debt			(663,092)	(1,173,744)
Loss on extinguishment of debt			5,820,456	466,580
Changes in fair value of warrant liabilities			(790,693)	1,540,895
Change in fair value of Derivative liabilities	(7,304,155)	(1,700,221)
Allowance for credit losses on trade receivables and write off	35,840	74,900	1,400,885	72,577
In kind consideration of strategic investment				(1,500,000)
Amortization of debt discount due to warrants	688,040	256,775	1,602,100	1,121,747
Other	(146,209)	(353,669)	1,301,166	126,513
Changes in operating assets and liabilities:
Accounts receivable	844,423	(2,563,756)	(16,631,361)	(1,615,519)
Prepaid expenses and other current assets	(828,478)	(632,957)	(1,035,084)	(516,776)
Operating lease right-of-use assets	226,339	142,616	(1,411,335)	(1,200,696)
Other assets	(86,727)	149,912	207,873	(350,717)
Accounts payable	4,963,615	(1,759,664)	2,828,401	(7,286,199)
Accrued expenses and other current liabilities	3,472,759	3,725,032	6,461,880	248,520
Operating lease liabilities	(201,227)	(136,411)	1,528,589	1,237,852
Other liabilities	(300,663)	(10,349)	564,168	(19,675)
Net cash used in operating activities	(9,233,024)	(4,189,268)	(26,743,465)	(21,596,598)
Cash flows from investing activities:
Additions to property and equipment	(156,717)	(73,871)	(302,493)	(259,258)
Asset acquisition (note 9)			(784,237)
Proceeds from sale of property and equipment				171,286
Proceeds from sale of marketable securities		258,621	258,621	338,242
Purchase of short term investments				(1,085,430)
Proceeds from sale of short-term investments		1,066,792	1,066,792
Purchase of strategic investment				(500,000)
Advance to related party (note 28)			(1,777,675)
Purchase of promissory note (note 6)			(686,690)
Cash acquired in purchase of business				2,707,863
Cash acquired in Business Combination, net of transaction costs paid	204,874
Advance from related party (note 21)	1,777,675
Net cash provided by (used in) investing activities	1,825,832	1,251,542	(2,225,682)	1,372,703
Cash flows from financing activities
Proceeds from issuance of debt, net of issuance costs	5,219,325		115,292,120	14,842,627
Proceeds from exercise of stock options		3,035	25,836	60,562
Proceeds from short term borrowing from related party (note 28)			2,213,493
Repayment of short-term borrowing from related party	(2,073,219)		(118,633)
Cash distributed to stockholders as part of reorganization			(538,556)
Repayments of debt	(234,326)	(1,606,469)	(35,674,154)	(6,693,137)
Net cash (used in) provided by financing activities	2,911,780	(1,603,434)	81,200,106	8,210,052
Effect of exchange rates on cash, cash equivalents and restricted cash	26,214	(131,886)	(183,245)	(487,180)
Net decrease in cash, cash equivalents and restricted cash	(4,469,198)	(4,673,046)	52,047,714	(12,501,023)
Cash, cash equivalents and restricted cash at beginning of period	60,998,041	8,950,327	8,950,327	21,451,350
Cash, cash equivalents and restricted cash at the end of the period	56,528,843	4,277,281	60,998,041	8,950,327
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	15,885,290	4,135,388
Restricted cash	40,643,553	141,893
Total cash, cash equivalents and restricted cash shown in the statement of cash flow	56,528,843	4,277,281
Cash paid for income taxes	24,289	246,872	429,546	210,079
Cash paid for interest on borrowings	3,710,814	109,236	2,328,597	1,692,341
Business Combination transactions costs, accrued but not paid	6,027,396
Redeemable convertible preferred stock issued in connection with an acquisition				69,339,742
In kind consideration of strategic investment				1,500,000
Accretion of redeemable convertible preferred stock				13,463,002
In kind consideration of assets acquisition			3,808,099
Right-of-use assets obtained in exchange for lease obligations			1,917,196
Non-cash investing and financing activities:
Recapitalization of Near Holdings common stock	822
Assumption of Business Combination warrants liability	2,296,333
Assumption of Business Combination promissory note and working capital loan	1,795,280
Kludein I Acquisition Corp
Cash flows from operating activities:
Net income (loss)			5,032,569	(406,026)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account			(1,760,120)	(78,398)
Unrealized gain on marketable securities held in Trust Account				(2,211)
Change in fair value of Derivative liabilities			(7,205,710)	(1,642,290)
Change in fair value of Working Capital Loan			(341,057)
Deferred tax provision			71,622
Transaction costs allocated to warrants				523,013
Changes in operating assets and liabilities:
Accounts payable and accrued expenses			1,974,451	636,243
Income taxes payable			124,974
Due to Sponsor				(1,000)
Net cash used in operating activities			(2,103,271)	(970,669)
Cash flows from investing activities:
Investment of Extension Funds and Near Extension Loan in Trust Account			(2,060,070)	(172,500,000)
Cash withdrawn from Trust Account to pay franchise and income taxes			579,359
Cash withdrawn from Trust Account in connection with redemption			68,488,691
Net cash provided by (used in) investing activities			67,007,980	(172,500,000)
Cash flows from financing activities
Proceeds from sale of Units, net of underwriting discounts paid				169,049,999
Proceeds from sale of Private Placement Warrants				5,200,000
Proceeds from Sponsor for Extension Funds			1,373,380	5,000
Proceeds from Working Capital Loan			1,225,000
Proceeds from Near Extension Loan			686,690
Repayment of promissory note - related party				(88,905)
Payment of offering costs				(296,352)
Redemption of Class A common stock			(68,488,691)
Net cash (used in) provided by financing activities			(65,203,621)	173,869,742
Net decrease in cash, cash equivalents and restricted cash			(298,912)	399,073
Cash, cash equivalents and restricted cash at beginning of period	$ 101,161	$ 400,073	400,073	1,000
Cash, cash equivalents and restricted cash at the end of the period			101,161	400,073
Reconciliation of cash, cash equivalents and restricted cash:
Cash paid for income taxes			177,420
Fair value of Founder Shares attributable to Anchor Investor				4,411,238
Proceeds in excess of fair value of Working Capital Loan on issuance date			462,043
Accretion of redeemable convertible preferred stock				4,252,433
Remeasurement of Class A common stock subject to possible redemption			$ 3,196,047	$ 19,990,222